Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Liquidity Disclosure [Policy Text Block] (Deprecated 2015-01-31)

Liquidity and Financial Position

We currently face challenges meeting the working capital needs of our business. Our primary requirements for working capital are to fund purchases for solar panels and microinverters, and to cover our payroll and lease expenses. We have incurred net losses and negative cash flows from operations for each of the years ended December 31, 2014 and 2013. During recent years, we have undertaken several equity and debt financing transactions to provide the capital needed to sustain our business. We have dramatically reduced our headcount and other variable expenses. As of December 31, 2014, we had approximately $62,000 in cash on hand. We intend to address ongoing working capital needs through sales of remaining inventory, along with raising additional debt and equity financing.  In January 2013, our board of directors approved actions to dramatically reduce our variable operating costs, including a 12 person employee headcount reduction effective January 15, 2013, for the period through the anticipated merger closing with CBD, which was terminated in July 2013. No restructuring charges or severance payments were incurred. Our revenue levels remain difficult to predict, and as we anticipate we will continue to sustain losses in the near term, we cannot assure investors that we will be successful in reaching break-even.

During 2012, because of our cash position and liquidity constraints, we were late in making payments to both of our former panel suppliers, Suntech and Lightway. We currently have no unshipped orders from these suppliers. In September 2013, we entered into a supply agreement for assembly of our proprietary modules with Tianwei New Energy Co, Ltd., a panel supplier located in China. We began receiving product from Tianwei in February 2014 and stopped as of June 2014. In July 2014, we entered into a supply agreement for assembly of our proprietary modules with Auxin Solar, Inc., a panel supplier located in the United States. In December 2014, we began distributing panels from our new supplier. Although we believe we can find alternative suppliers for solar panels manufactured to our specifications, our operations would be disrupted unless we are able to rapidly secure alternative sources of supply, our inventory and revenue could diminish significantly, causing disruption to our operations.

The accompanying consolidated financial statements have been prepared assuming we will continue as a going concern. Our significant operating losses, negative cash flow from operations, and challenges in rapidly securing alternative sources of supply for solar panels, raise substantial uncertainty about our ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty, and contemplate the realization of assets and the settlement of liabilities and commitments in the normal course of business. There can be no assurance that we will be able to raise additional funds on commercially reasonable terms, if at all. There is uncertainty to our anticipated revenue levels and to the timing of cash receipts, which are needed to support our operations. It also worsens the market conditions for seeking equity and debt financing. We currently anticipate that we will retain all of our earnings, if any, for development of our business and do not anticipate paying any cash dividends on common stock in the foreseeable future.

Debt, Policy [Policy Text Block]

Securities Purchase Agreement

Because of certain down-round protection in the conversion rate of certain outstanding convertible notes, we determined that the derivative liability related to the embedded conversion feature met the criteria for bifurcation. Accordingly, we recognized an aggregate liability of $123,000 on the three issuance dates during the year ended December 31, 2014. This was in addition to the carrying value of the derivative liability on three previously recorded derivatives of $178,000. The derivative liability is carried at fair value with changes in the fair value reflected in the “Adjustment to the fair value of embedded derivatives” line item of our condensed consolidated statements of operations. We recognized a non-cash benefit for the nine months ended September 30, 2015 of approximately $41,000 on a total of three convertible notes.

In addition, the relative fair value of the warrants issued in the December 2013 convertible note issuance of $250,000, were allocated to additional paid-in capital. Such value was determined assuming volatility of 149.1%, a risk free interest rate of 0.7% and an expected term of 4.1 years. The resulting debt discount from the derivative liability and warrant issuance of $109,000 is being accreted to interest using the effective interest method. The relative fair value of the warrants issued in the February 2014 convertible note issuance of $200,000, were allocated to additional paid-in capital. Such value was determined assuming volatility of 169.1, a risk free interest rate of 0.7% and an expected term of 4.1 years. The resulting debt discount from the derivative liability and warrant issuance of $101,000 is being accreted to interest using the effective interest method. The relative fair value of the warrants issued in the March 2014 convertible note issuance of $300,000, were allocated to additional paid-in capital. Such value was determined assuming volatility of 168.8%, a risk free interest rate of 0.8% and an expected term of 4.1 years. The resulting debt discount from the derivative liability and warrant issuance of $154,000 is being accreted to interest using the effective interest method.

On November 1 and December 1, 2013, and on January 1, February 1 and March 1, 2014, we issued convertible notes to our financial advisory firm in the principal amount of $30,000 each for a total of $150,000, which matured on October 31, November 30 and December 31, 2014, and on January 31 and February 28, 2015, respectively. On April 1, May 1 and June 1, 2014, we issued convertible notes to our financial advisory firm in the principal amount of $20,000 each, for a total of $60,000, which matured on March 31, April 30 and May 31, 2015, respectively. On July 1, 2014, we issued convertible notes to our financial advisory firm in the principal amount of $10,000, which matured on June 30, 2015. Each of the Convertible Notes bear interest at the rate of 8% per annum compounded annually, are payable at maturity and the principal and interest outstanding under the convertible notes are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02 per share. Unless waived in writing by the purchaser, no conversion of the convertible notes can be effected to the extent that as a result of such conversion the purchaser would beneficially own more than 9.99% in the aggregate of our issued and outstanding common stock immediately after giving effect to the issuance of common stock upon conversion.

Equity Purchase Agreement

On January 23, 2014, we entered into an Equity Purchase Agreement with Southridge Partners II, LP (“Southridge”), that superseded our prior Equity Purchase Agreement with Southridge that was entered into on November 25, 2013 (the “Prior Equity Purchase Agreement”).  The terms of the January 2014 Purchase Agreement are identical to those of the Prior Equity Purchase Agreement other than that the New Equity Purchase Agreement provides that the Agreement may not be amended by either party. Pursuant to the  Equity Purchase Agreement and as provided in the Prior Equity Purchase Agreement, Southridge has committed to purchase up to $5,000,000 worth of our common stock, over a period of time terminating on the earlier of: (i) 18 months from the effective date of the registration statement to be filed by us for the Purchase Agreement; or (ii) the date on which Southridge has purchased an aggregate maximum purchase price of $5,000,000 pursuant to the Equity Purchase Agreement; Southridge’s commitment to purchase our common stock was subject to various conditions, including, but not limited to, limitations based on the trading volume of our common stock. On March 11, 2014, we filed a Registration Statement on Form S-1/A to register 35 million shares of common stock related to our Equity Purchase Agreement with Southridge and on March 21, 2014, the SEC declared the Registration Statement effective. On March 26, 2014, we submitted an initial take-down request of $300,000 to Southridge pursuant to the terms of the Purchase Agreement of which partial proceeds of $100,000 was received on March 31, 2014 and $200,000 on April 16, 2014. On June 4, 2014, June 18, 2014 and July 8, 2014, we submitted additional take-down requests for $100,000, $100,000 and $125,000, respectively, pursuant to the terms of the Purchase Agreement.

On December 10, 2014, we entered into the December Equity Purchase Agreement with Southridge that superseded the Equity Purchase Agreement. The terms of the December Equity Purchase Agreement are substantially similar to those of the Prior Equity Purchase Agreement. Pursuant to the December Equity Purchase Agreement and as provided in the Prior Equity Purchase Agreement, Southridge committed to purchase up to $5,000,000 worth of our common stock, over a period of time terminating on the earlier of: (i) 18 months from the effective date of the registration statement to be filed by us for the Equity Purchase Agreement; or (ii) the date on which Southridge has purchased an aggregate maximum purchase price of $5,000,000 pursuant to the December Equity Purchase Agreement; Southridge’s commitment to purchase our common stock is subject to various conditions, including, but not limited to, limitations based on the trading volume of our common stock. We submitted various take-down requests during the first quarter of 2015 pursuant to the terms of the December Equity Purchase Agreement. As of November 12, 2015, 84,113,042 shares had been sold under the registration statement declared effective on August 12, 2015, at an average price of $0.0131 per share, resulting in total proceeds of approximately $1.1 million.

On July 31, 2015, we filed a Registration Statement on Form S-1/A to register 150 million shares of common stock related to our December Equity Purchase Agreement with Southridge and on August 12, 2015, the SEC declared the Registration Statement effective. On August 27, 2015, we submitted an initial take-down request of $100,000 to Southridge pursuant to the terms of the December Equity Purchase Agreement and subsequent take-down requests of $100,000 as of October 13, 2015 and $100,000 as of November 2, 2015. As of November 12, 2015, 56,860,050 shares had been sold at an average price of $0.00361 per share, resulting in total proceeds of approximately $205,000.

Pursuant to the terms of the December Equity Purchase Agreement we agreed to pay Southridge a commitment fee of 1,000,000 shares of our common stock, of which 500,000 shares of our common stock were due to Southridge on January 16, 2015, the date that the registration statement was declared effective and the remaining 500,000 shares of common stock were due on January 20, 2015, the date that we delivered our first Draw Down Notice to Southridge. We valued the issuance of these shares based on the closing price of the stock as of January 16, 2015, $0.0169 for 500,000, and as of January 20, 2015, $0.0161 for 500,000, and we recorded $16,500 as a reduction in “Additional Paid-In Capital” on our condensed consolidated balance sheets.

On December 10, 2014, we also entered into a Registration Rights Agreement with Southridge pursuant to which we agreed to register shares of the common stock to be issued to Southridge in connection with the December Equity Purchase Agreement.

Settlement of Potential Claims Agreement

On January 22, 2014, we entered into a Settlement of Potential Claims Agreement with ASC Recap LLC (“ASCR”). Pursuant to the Agreement, ASCR has offered to purchase (and in one (1) case has already purchased) approximately $3.7 million of our prior debt owed to four creditors (“Creditors”) for past due services at a substantial discount to face value to which we have agreed to issue to ASCR certain shares of our common stock in a §3(a)(10) 1933 Act proceeding. The shares of our common stock that we have agreed to issue to ASCR in full payment for, and as a release of any debt it purchases from the Creditors, is anticipated to have, upon issuance, a market value equal to approximately 25% of the principal amount of our outstanding debt. In the case of the debt ASCR already purchased from one (1) Creditor, we entered into a Settlement Agreement and Stipulation on February 26, 2014 that was filed with the Circuit Court of the Second Judicial Circuit, Leon County, Florida pursuant to which we agreed, subject to court approval, to issue shares of our common stock that generate proceeds in the amount of $250,000 in full settlement of the claim in the amount of $1,027,705 that ASCR acquired from one Creditor (the value of the stock that we have agreed to issue was two hundred and fifty percent (250%) of the discounted purchase price ASCR paid to purchase the debt from the Creditor, and approximately 25% of the original amount we owed to the Creditor), resulting in a gain on settlement of $769,148, net of expenses. On March 24, 2014, the Circuit Court of the Second Judicial Circuit, Leon County, Florida, approved the §3(a)(10) 1933 Act proceeding and Settlement Agreement and Stipulation and in April 2014, we issued 8,079,800 shares of common stock at an average price of $0.031 for the full settlement of the agreement with ASCR.

During June 2015, we settled a prior debt of approximately $957,000 owed to DLA Piper LLP (US) for $225,000 payable if Andalay achieves certain business milestones but in no event later than July 1, 2016. As part of this agreement, during the nine months ended September 30, 2015, we recorded a gain in other income of $733,000 as a result of this favorable settlement.

Convertible Notes payable

On August 30, 2013, we entered into a securities purchase agreement with Alpha Capital Anstalt (“Alpha Capital”) relating to the sale and issuance of a convertible note in the principal amount of $200,000 that matures August 29, 2015 (the "Convertible Note").  Subsequently, on November 25, 2013 and December 19, 2013, we entered into additional securities purchase agreements with Alpha Capital relating to the sale and issuance of convertible notes in the principal amount of $200,000 and $250,000, respectively, which mature on November 25, 2015 and December 19, 2015. On January 27, 2014, we issued a convertible note in the principal amount of $100,000 that matures on January 27, 2016 under the Securities Purchase Agreement we entered into with Alpha Capital on December 19, 2013. In connection with the issuance of the December 19, 2013 convertible note, we also issued 6,250,000 warrants to purchase shares of our common stock at a price of $0.02 per share. On February 25, 2014, we entered into a Securities Purchase Agreement with the Alpha Capital related to the sale and issuance of a convertible note in the principal amount of $200,000 that matures on February 25, 2016. In connection with the issuance of the February 25, 2014 convertible note, we issued 5,000,000 warrants to purchase shares of our common stock at a price of $0.02 per share. On March 18, 2014, we entered into a Securities Purchase Agreement with the Alpha Capital related to the sale and issuance of a convertible note in the principal amount of $300,000 that matures on March 18, 2016.  In connection with the March 18, 2014 convertible note, we issued a five–year warrant to purchase 7,500,000 shares of our common stock at an exercise price of $.02 per share. Each of the Convertible Notes bear interest at the rate of 8% per annum compounded annually, are payable at maturity and the principal and interest outstanding under the convertible notes are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02 per share, subject to adjustment upon the happening of certain events, including stock dividends, stock splits and the issuance of common stock equivalents at a price below the conversion price. Subject to our fulfilling certain conditions, including beneficial ownership limits, the convertible notes are subject to a mandatory conversion if the closing price of our common stock for any 20 consecutive days commencing six months after the issue date of the convertible notes equal or exceeds $0.04 per share. Unless waived in writing by the purchaser, no conversion of the convertible notes can be effected to the extent that as a result of such conversion the purchaser would beneficially own more than 9.99% in the aggregate of our issued and outstanding common stock immediately after giving effect to the issuance of common stock upon conversion.

We have the option of repaying the outstanding principal amount of the convertible notes, in whole or in part, by paying the purchaser a sum of money equal to one hundred and twenty percent (120%) of the principal together with accrued but unpaid interest upon 30 days’ notice, subject to certain beneficial ownership limits. For so long as we have any obligation under the convertible notes, we have agreed to certain restrictions regarding, among other things, incurrence of additional debt, liens, amendments to charter documents, repurchase of stock, payment of cash dividends, affiliated transactions. We are also prohibited from entering into certain variable priced agreements until the convertible notes are repaid in full.

Because of certain down-round protection in the conversion rate of the convertible notes, we determined that the derivative liability related to the embedded conversion feature met the criteria for bifurcation. Accordingly, we recognized an aggregate liability of $123,000 on the three issuance dates during the year ended December 31, 2014. This was in addition to the carrying value of the derivative liability on three previously recorded derivatives of $178,000. The derivative liability is carried at fair value with changes in the fair value reflected in the “Adjustment to the fair value of embedded derivatives” line item of our condensed consolidated statements of operations. We recognized a non-cash benefit for the year ended December 31, 2014 of $51,000 on a total of six convertible notes.

In addition, the relative fair value of the warrants issued in the December 2013 convertible note issuance of $250,000, were allocated to additional paid-in capital. Such value was determined assuming volatility of 149.1%, a risk free interest rate of 0.7% and an expected term of 4.1 years. The resulting debt discount from the derivative liability and warrant issuance of $109,000 is being accreted to interest using the effective interest method. The relative fair value of the warrants issued in the February 2014 convertible note issuance of $200,000, were allocated to additional paid-in capital. Such value was determined assuming volatility of 169.1, a risk free interest rate of 0.7% and an expected term of 4.1 years. The resulting debt discount from the derivative liability and warrant issuance of $101,000 is being accreted to interest using the effective interest method. The relative fair value of the warrants issued in the March 2014 convertible note issuance of $300,000, were allocated to additional paid-in capital. Such value was determined assuming volatility of 168.8%, a risk free interest rate of 0.8% and an expected term of 4.1 years. The resulting debt discount from the derivative liability and warrant issuance of $154,000 is being accreted to interest using the effective interest method.

On November 1 and December 1, 2013, and on January 1, February 1 and March 1, 2014, we issued convertible notes to our financial advisory firm in the principal amount of $30,000 each for a total of $150,000, which mature on October 31, November 30 and December 31, 2014, and on January 31 and February 28, 2015, respectively. On April 1, May 1 and June 1, 2014, we issued convertible notes to our financial advisory firm in the principal amount of $20,000 each, for a total of $60,000, which mature on March 31, April 30 and May 31, 2015, respectively. On July 1, 2014, we issued convertible notes to our financial advisory firm in the principal amount of $10,000, which matures on June 30, 2015. Each of the Convertible Notes bear interest at the rate of 8% per annum compounded annually, are payable at maturity and the principal and interest outstanding under the convertible notes are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02 per share. Unless waived in writing by the purchaser, no conversion of the convertible notes can be effected to the extent that as a result of such conversion the purchaser would beneficially own more than 9.99% in the aggregate of our issued and outstanding common stock immediately after giving effect to the issuance of common stock upon conversion. During 2014, convertible notes in the principal amount of approximately $940,000, along with accrued interest of $68,319, were converted into 50,439,751 shares of our common stock.

Because of certain down-round protection in the conversion rate of the convertible notes, we determined that the derivative liability related to the embedded conversion feature met the criteria for bifurcation. Accordingly, we recognized an aggregate liability of $123,000 on the three issuance dates during the year ended December 31, 2014. This was in addition to the carrying value of the derivative liability on three previously recorded derivatives of $178,000. The derivative liability is carried at fair value with changes in the fair value reflected in the “Adjustment to the fair value of embedded derivatives” line item of our condensed consolidated statements of operations. We recognized a non-cash benefit for the year ended December 31, 2014 of $51,000 on a total of six convertible notes.

Line of credit

On September 30, 2013, we entered into a loan and security agreement with Alpha Capital Anstalt and Collateral Services, LLC to provide financing, on a discretionary basis, for one year, against our accounts receivable and inventory.  The maximum amount that can be borrowed under the Agreement is $500,000. We have the right to borrow up to 80% of our eligible accounts receivable, not in excess of $200,000, 50% of the value of our raw materials in inventory, 65% of our finished goods inventory and 95% of cash, but not in the aggregate amount in excess of $300,000. The advances are secured by a lien on all of our assets. All advances under the agreement bear interest at a per annum rate of 12% and monthly interest shall be a minimum of $500. At the time of initial funding we paid a loan fee of 50 shares of our Series D Preferred Shares to the lender, in addition to other payments for legal fees. In addition, we paid the collateral agent an initial fee of $5,000 and have agreed to pay an administrative fee to the collateral agent of 0.5% per month of the daily balance during the preceding month or $500 whichever is less. In the event that of a prepayment, we are obligated to pay a prepayment fee in an amount equal to one-half of one percent (0.5%) of $500,000. On September 30, 2013, we requested and received an initial borrowing under the Agreement totaling $350,000. Subsequently, on October 21, 2013, we requested and received an additional $100,000 and on November 20, 2013, we requested and received an additional $50,000. As of December 31, 2014, the balance outstanding under our line of credit was $500,000. On February 27, 2015, we agreed to extend the term of the agreement for one year, and to exchange the $500,000 plus interest owing under the agreement for a one year, 8%, convertible note. We are no longer able to make borrowings under the line of credit agreement.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

We consider all highly liquid investments with maturities of three months or less, when purchased, to be cash equivalents. We maintain cash and cash equivalents which consist principally of demand deposits with high credit quality financial institutions. At certain times, such amounts exceed FDIC insurance limits. We have not experienced any losses on these investments and, as of September 30, 2015 and December 31, 2014, we had no cash equivalents.

Cash and Cash Equivalents

We consider all highly liquid investments with maturities of three months or less, when purchased, to be cash equivalents. At certain times, such amounts exceed FDIC insurance limits. We have not experienced any losses on these investments. As of December 31, 2014 and 2013, we had no cash equivalents.

Receivables, Policy [Policy Text Block]

Accounts Receivable

Accounts receivable consist of trade receivables. We regularly evaluate the collectibility of our accounts receivable. An allowance for doubtful accounts is maintained for estimated credit losses, and such losses have historically been minimal and within our expectations. We consider a number of factors when estimating credit losses, including the aging of a customer’s account, creditworthiness of specific customers, historical trends and other information.

Accounts Receivable

Accounts receivable consist of trade receivables. We regularly evaluate the collectability of our accounts receivable. An allowance for doubtful accounts is maintained for estimated credit losses. We consider a number of factors when estimating credit losses, including the aging of a customer’s account, creditworthiness of specific customers, historical trends and other information.

Inventory, Policy [Policy Text Block]

Inventory

Inventory is stated at the lower of cost (on an average basis) or market value. We determine cost based on the weighted-average purchase price and include both the costs of acquisition and the shipping costs in inventory. We regularly review the cost of inventory against its estimated market value and record a lower of cost or market write-down to cost of goods sold, if any inventory has a cost in excess of estimated market value.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided for using the straight-line method over the estimated useful lives of the respective assets.

Estimated useful lives are as follows:

Category	Useful Lives (years)
Office Equipment	2	-	5
Vehicles	3	-	5
Leasehold Improvements		2

Maintenance and repairs are expensed as incurred. Expenditures for significant renewals or betterments are capitalized. Upon disposition, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is reflected in current operations.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of a long-lived asset may not be recoverable. We periodically evaluate whether events and circumstances have occurred that may warrant revision of the estimated useful lives of our long-lived assets or whether the remaining balance of long-lived assets should be evaluated for possible impairment. We do not believe that there were any indicators of impairment that would require an adjustment to such assets or their estimated periods of recovery at December 31, 2014 and 2013.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Patent Costs

We capitalize external legal costs and filing fees associated with obtaining or defending our patents. Upon issuance of new patents or successful defense of existing patents, we amortize these costs using the straight line method over the shorter of the legal life of the patent or its economic life. We believe the remaining useful life we assign to these patents, approximately 9.25 years as of September 30, 2015, are reasonable. We periodically review our patents to determine whether any such cost have been impaired and are no longer being used. To the extent we are no longer using certain patents, the associated costs will be written off at that time. During the nine months ended September 30, 2015, we recorded an impairment of approximately $277,000 to the carrying value of our patents.

Patent Costs

We capitalize external legal costs and filing fees associated with obtaining or defending our patents. Upon issuance of new patents or successful defense of existing patents, we amortize these costs using the straight line method over the shorter of the legal life of the patent or its economic life. We believe the remaining useful life we assign to these patents, approximately 10 years as of December 31, 2014, are reasonable. We periodically review our patents to determine whether any such cost have been impaired and are no longer being used. To the extent we are no longer using certain patents, the associated costs will be written off at that time.

Costs associated with patents currently held are approximately $1.1 million, net of approximately $314,000 of accumulated amortization, are included in patents, net as of December 31, 2014, and are being amortized over the estimated useful life, which was determined to be seventeen years. Amortization expense of patents was approximately $113,000 in each of the years ended December 31, 2014 and 2013. Estimated amortization expense of patents for the five years subsequent to December 31, 2013, is approximately $113,000 per year. Capitalized filing fees associated with obtaining new patents not yet issued and defense of existing patents (not yet resolved) of approximately $141,000 are included in other assets as December 31, 2014.

Discontinued Operations, Policy [Policy Text Block]

Discontinued Operations

Discontinued operations are presented and accounted for in accordance with Accounting Standards Codification (ASC) 360, “Impairment or Disposal of Long-Lived Assets,” (ASC 360). When a qualifying component of the Company is disposed of or has been classified as held for sale, the operating results of that component are removed from continuing operations for all periods presented and displayed as discontinued operations if: (a) elimination of the component’s operations and cash flows from the Company’s ongoing operations has occurred (or will occur) and (b) significant continuing involvement by the Company in the component’s operations does not exist after the disposal transaction.

On September 10, 2010, we announced that we were exiting the solar panel installation business. The exit from the installation business was essentially completed at the end of the fourth quarter of 2010. The exit from the installation business was therefore classified as discontinued operations for all periods presented under the requirements of ASC 360.

We re-entered the residential and commercial installation business in the fourth quarter 2014. As a result of re-entering the installation business, we reclassified our discontinued operations into continuing operations.

Reclassifications

Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations.

Manufacturer and Installation Warranties

The manufacturer directly warrants the solar panels and inverters for a range from 15 to 25 years. We warrant the balance of system components of our products against defects in material and workmanship for five years. We assist our customers in the event of a claim under the manufacturer warranty to replace a defective solar panel or inverter. The warranty liability for the material and the workmanship of the balance of system components of approximately $371,000 as of December 31, 2014 and $345,000 as of December 31, 2013, is included within “Accrued warranty” in the accompanying consolidated balance sheets.

The liability for our manufacturing warranty consists of the following:

	Years Ended
	2014	2013
Beginning accrued warranty balance	$1,312,918	$1,372,342
Reduction for labor payments and claims made under the warranty	(75,966)	(79,134)
Accruals related to warranties issued during the period	25,863	19,710
Adjustment to warranty liability for discontinued operations	(324,349)	—
Ending accrued warranty balance	$938,466	$1,312,918

We previously recorded a provision for warranty liability related to our discontinued installation operations. We provided for a 5-year or a 10-year warranty on the installation of a system and all equipment and incidental supplies other than solar panels and inverters that are covered under the manufacturer warranty. During the year ended December 31, 2014, we re-evaluated our warranty liability related to our discontinued installation operations right before and in conjunction with re-entering the installation operations, we reduced the liability by approximately $324,000. This reduction to the liabilities for discontinued operations was recorded as a gain from operations of discontinued operations. The remaining warranty liability related to our previously discontinued operations was reclassified into current liabilities and has been included in “Accrued warranty.” Defective solar panels or inverters are covered under the manufacturer warranty. In the event that a panel or inverter needs to be replaced, we will replace the defective item within the manufacturer’s warranty period (between 5-25 years).

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

The carrying values reported for cash equivalents, accounts receivable, accounts payable, accrued liabilities and the outstanding credit facility approximated their respective fair values at each balance sheet date due to the short-term maturity of these financial instruments.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Revenue from sales of products is recognized when: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sale price is fixed or determinable, and (4) collection of the related receivable is reasonably assured. We recognize revenue when the solar power systems are shipped to the customer. Revenue from installation of a system is recognized when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sales price is fixed or determinable, and (4) collection of the related receivable is reasonably assured. In general, we recognize revenue upon completion of a system installation for residential installations and we recognize revenue under the percentage-of-completion method for commercial installations. Revenue recognition methods for revenue streams that fall under other categories are determined based on facts and circumstances.

Revenue Recognition

Revenue from sales of products is recognized when: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sale price is fixed or determinable, and (4) collection of the related receivable is reasonably assured. We recognize revenue when the solar power systems are shipped to the customer. Revenue from installation of a system is recognized when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sales price is fixed or determinable, and (4) collection of the related receivable is reasonably assured. In general, we recognize revenue upon completion of a system installation for residential installations and we recognize revenue under the percentage-of-completion method for commercial installations. Revenue recognition methods for revenue streams that fall under other categories are determined based on facts and circumstances.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-based Compensation

We apply the fair value method under Accounting Standards Codification (ASC) 718 in accounting for our 2001 Stock Option Plan and our 2006 Stock Incentive Plan. Under ASC 718, compensation cost is measured at the grant date based on the fair value of the equity instruments awarded and is recognized over the period during which an employee is required to provide service in exchange for the award, or the requisite service period, which is usually the vesting period. The fair value of the equity award granted is estimated on the date of the grant.

Advertising Costs, Policy [Policy Text Block]

Advertising

We expense advertising costs as incurred. Advertising expense, included in “Sales and marketing expenses,” for the years ended December 31, 2014 and 2013, was approximately $15,000 and $16,000, respectively.

Research and Development Expense, Policy [Policy Text Block]

Research and Development Costs

Research and development expenses, which include the cost of activities that are useful in developing new products, processes or techniques, as well as expenses for activities that may significantly improve existing products or processes are expensed as incurred. In the years ended December 31, 2014 and 2013, we expensed approximately $178,000 and $243,000, respectively, in costs related to research and development activities that are included under general and administrative expenses on the consolidated statements of operations.

Research and development expenses, which include the cost of activities that are useful in developing new products, processes or techniques, as well as expenses for activities that may significantly improve existing products or processes are expensed as incurred. In the years ended December 31, 2014 and 2013, we expensed approximately $178,000 and $243,000, respectively, in costs related to research and development activities that are included under general and administrative expenses on the consolidated statements of operations.

Shipping and Handling Cost, Policy [Policy Text Block]		Shipping and Handling Costs Shipping and handling costs associated with inbound freight are included in cost of inventory and expensed as cost of goods sold when the related inventory is sold.
Income Tax, Policy [Policy Text Block]

Income Taxes

Deferred income taxes arise from timing differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. A deferred tax asset valuation allowance is recorded when it is more likely than not that deferred tax assets will not be realized. Utilization of net operating loss carryforwards may be subject to a substantial annual limitation due to ownership change limitations provided by the Internal Revenue Code. The annual limitation may result in the expiration of net operating loss carryforwards before utilization. We apply the provisions of ASC 740, formerly FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). We recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting this standard, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share

We follow Accounting Standards Codification (ASC) 260 (ASC 260), “Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities” (the “Staff Position”), which states that unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities and shall be included in the computation of net income (loss) per share pursuant to the two-class method described in ASC, Earnings Per Share.

We follow Accounting Standards Codification (ASC) 260 (ASC 260), “Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities” (the “Staff Position”), which states that unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities and shall be included in the computation of net income (loss) per share pursuant to the two-class method described in ASC, Earnings Per Share.

In accordance with the Staff Position, basic net income (loss) per share is computed by dividing net income (loss), excluding net income (loss) attributable to participating securities, by the weighted average number of shares outstanding less the weighted average unvested restricted shares outstanding. Diluted net income (loss) per share is computed by dividing net income (loss), excluding net income (loss) attributable to participating securities, by the denominator for basic net income (loss) per share and any dilutive effects of stock options, restricted stock, convertible notes and warrants.

The following table sets forth the computation of basic and diluted net loss per share:

	Year Ended December 31,
	2014	2013
Basic:
Numerator:
Net loss	$(1,852,301)	$(2,830,047)
Preferred deemed dividend and preferred stock dividend	(18,927)	(1,028,609)
Less: Net loss allocated to participating securities	6,005	12,503
	$(1,865,223)	$(3,846,153)
Denominator:
Weighted-average shares outstanding	204,471,018	69,477,915
Weighted-average unvested restricted shares outstanding	(656,121)	(306,958)
Denominator for basic net loss per share	203,814,897	69,170,957

Basic net loss per share attributable to common stockholders	$(0.01)	$(0.06)

The following table sets forth potential shares of common stock at the end of each period presented that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive:

Segment Reporting, Policy [Policy Text Block]

Segment Reporting

During the quarter we were engaged in two business segments, (i) we marketed, sold, designed and installed systems for residential and commercial customers and (ii) we sold our AC solar panels to solar installers, trade workers and do-it-yourself customers through distribution partnerships, our dealer network and retail outlets. As of August 2015, we are engaged in one business segment, which is the sale of our proprietary mounting hardware principally through distribution partnerships who will then sell to dealers and retail outlets. Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by management in deciding how to allocate resources and in assessing performance.

Segment Reporting

Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by management in deciding how to allocate resources and in assessing performance. We are engaged in two business segments; (i) we sell our AC solar panels to solar installers, trade workers and do-it-yourself customers through distribution partnerships, our dealer network and retail outlets, and (ii) we market, sell, design and install systems for residential and commercial customers. Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by management in deciding how to allocate resources and in assessing performance. We re-entered the residential and commercial installation business in the fourth quarter 2014, and we do not report separate segment information because these sales are not material for the year ended December 31, 2014.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Andalay Solar and Fairview, pursuant to the Merger as described in Note 1. We also have two wholly-owned subsidiaries as of December 31, 2014 and 2013. Akeena Corp. is a wholly-owned subsidiaries of Andalay Solar, Inc. All inter-company accounts have been eliminated in consolidation.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In April 2015, the Financial Accounting Standards Board (“FASB”) issued, Accounting Standards Update (“ASU”) ASU 2015-03 Interests — Imputation of Interest (Subtopic 835-30), Simplifying the Presentation of Debt Issuance Costs, requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of the debt liability. Recognition and measurement guidance are not impacted by the ASU.  The guidance is effective for fiscal years beginning after December 15, 2015, with retrospective disclosure upon transition, for all periods presented.  We do not expect there to be any impact on our condensed consolidated financial statements as a result of this guidance.

In February 2015, the FASB issued ASU 2015-02 Consolidation (Topic 810) Amendments to the Consolidation Analysis. Effective for fiscal years beginning after December 15, 2015, the update effects the consolidation criteria around limited partnerships and similar legal entities; evaluation of fees paid to a decision maker or a service provider as a variable interest; the determination of primary beneficiary of a variable interest entity (VIE) when fee arrangements exist, the treatment of related parties in the VIE consolidation model and the consolidation of certain investment funds.  We do not expect there to be any impact on our consolidated financial statements as a result of this guidance.

In January 2015, ASU 2015-01 Income Statement — Extraordinary and Unusual Items (Subtopic 225-20) Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items, was issued by the FASB. The ASU eliminates the concept of extraordinary items. Presentation and disclosure guidance for items that are unusual in nature or occur infrequently will be expanded to include items that are both unusual in nature and infrequent in occurrence.  The guidance is effective for years beginning after December 15, 2015 and will be adopted in the first quarter of 2016. We do not expect there to be any impact on our condensed consolidated financial statements as a result of this guidance.

In May 2014 the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers” (ASU 2014-09) which requires companies to recognize revenue when a customer obtains control rather than when companies have transferred substantially all risks and rewards of a good or service and requires expanded disclosures. ASU 2014-09 was originally effective for annual reporting periods beginning on or after December 15, 2016 and interim periods therein. In August 2015 the FASB issued ASU 2015-14 which defers the effective date of ASU 2014-09 one year making it effective for annual reporting periods beginning on or after December 15, 2017 while also providing for early adoption but not before the original effective date. We are currently assessing the impact the adoption of ASU 2014-09 will have on our condensed consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, "Presentation of Financial Statements – Going Concern: Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern" ("ASU 2014-15"), to provide guidance on management's responsibility in evaluating whether there is substantial doubt about a company's ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Since ASU 2014-15 only impacts financial statement disclosure requirements regarding whether there is substantial doubt about an entity's ability to continue as a going concern, we do not expect its adoption to have an impact on our condensed consolidated financial statements.

In November 2014, the FASB issued ASU No. 2014-16, Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity. The amendments in this ASU do not change the current criteria in U.S. GAAP for determining when separation of certain embedded derivative features in a hybrid financial instrument is required. The amendments clarify that an entity should consider all relevant terms and features, including the embedded derivative feature being evaluated for bifurcation, in evaluating the nature of the host contract. The ASU applies to all entities that are issuers of, or investors in, hybrid financial instruments that are issued in the form of a share and is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted. We do not expect there to be any impact on our condensed consolidated financial statements as a result of this guidance.

In June 2015 the FASB issued ASU 2015-10, Technical Corrections and Improvements.  This update contains amendments that will affect a wide variety of topics in the codification. The amendments in this update will apply to all reporting entities within the scope of the affected accounting guidance. This Accounting Standard Update is effective for fiscal years beginning after December 15, 2015 for public companies. We have not assessed the impact of this guidance on our condensed consolidated financial statements.

In July 2015 the FASB issued ASU 2015-11, Inventory: Simplifying the Measurement of Inventory. The amendments do not apply to inventory that is measured using last-in, first-out (LIFO) or the retail inventory method. The amendments apply to all other inventory, which includes inventory that is measured using first-in, first-out (FIFO) or average cost. An entity should measure in scope inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. We have not assessed the impact of this guidance on our condensed consolidated financial statements.

In August 2015 the FASB has issued ASU 2015-15, Interest - Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements - Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting. This ASU adds SEC paragraphs pursuant to the SEC Staff Announcement at the June 18, 2015, Emerging Issues Task Force meeting about the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements. In April 2015, the FASB issued ASU No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, which requires the presentation of debt issuance costs related to a recognized debt liability as a direct deduction from the carrying amount of that debt liability. ASU 2015-03 does not address presentation or subsequent measurement of debt issuance costs related to line-of-credit arrangements. Given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. We have not assessed the impact of this guidance on our condensed consolidated financial statements.

Recent Accounting Pronouncements

In April 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-08, "Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity" (ASU 2014-08). ASU 2014-08 changes the criteria for reporting discontinued operations by requiring that in order for a disposal to qualify as a discontinued operation, the disposal must represent a strategic shift that has (or will have) a major effect on the entity's operations and financial results. ASU 2014-08 also requires additional disclosures both for discontinued operations and individually significant components of an entity that do not qualify as discontinued operations. ASU 2014-08 is effective for annual and interim periods beginning on or after December 15, 2014, with early adoption permitted. We adopted the provisions of ASU 2014-08 and such adoption did not have a material impact on our consolidated financial statements.

In May 2014, as part of its ongoing efforts to assist in the convergence of U.S. GAAP and International Financial Reporting Standards (“IFRS”), the FASB issued ASU 2014-09, “Revenue from Contracts with Customers.” The new guidance sets forth a new five-step revenue recognition model which replaces the prior revenue recognition guidance in its entirety and is intended to eliminate numerous industry-specific pieces of revenue recognition guidance that have historically existed in U.S. GAAP. The underlying principle of the new standard is that a business or other organization will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects what it expects in exchange for the goods or services. The standard also requires more detailed disclosures and provides additional guidance for transactions that were not addressed completely in the prior accounting guidance. The ASU provides alternative methods of initial adoption and is effective for annual and interim periods beginning after December 15, 2016. We are currently evaluating the impact that this standard will have on our consolidated financial statements.

In June 2014, the FASB issued ASU No. 2014-12, "Compensation – Stock Compensation: Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could be Achieved After a Requisite Service Period" ("ASU 2014-12") Companies commonly issue share-based payment awards that require a specific performance target to be achieved in order for employees to become eligible to vest in the awards. ASU 2014-12 requires that a performance target that affects vesting and that could be achieved after the requisite service period should be treated as a performance condition. The performance target should not be reflected in estimating the grant date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved. ASU 2014-12 will be effective for the Company's fiscal years beginning fiscal 2016 and interim reporting periods within that year, using either the retrospective or prospective transition method. Early adoption is permitted. We are currently evaluating the effect of the adoption of this guidance on the condensed consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, "Presentation of Financial Statements – Going Concern: Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern" ("ASU 2014-15"), to provide guidance on management's responsibility in evaluating whether there is substantial doubt about a company's ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Since ASU 2014-15 only impacts financial statement disclosure requirements regarding whether there is substantial doubt about an entity's ability to continue as a going concern, we do not expect its adoption to have an impact on our consolidated financial statements.

Liquidity and Financial Position, Policy [Policy Text Block]

Liquidity and Financial Position

We currently face challenges meeting the working capital needs of our business. Our primary requirements for working capital are to fund paying for costs associated with product management and licensing, sales efforts with certain prospective installers and distributors, ongoing operating expenses including our payroll, historical debt and accounts payable and purchases for solar mounting hardware equipment. As part of our new strategy to focus on licensing and distribution partnerships rather than directly operating a distribution business, we anticipate having less need to fund the purchase of panels and microinverters that had previously constituted a high percentage of our working capital needs. We have incurred net losses and negative cash flows from operations for the nine months ended September 30, 2015 and for each of the years ended December 31, 2014 and 2013. During recent years, we have undertaken several equity and debt financing transactions to provide the capital needed to sustain our business. We have dramatically reduced our headcount and other variable expenses as well as office lease expense. As of September 30, 2015, we had approximately $42,000 in cash on hand. We intend to address ongoing working capital needs through revenue derived from operations and sales of remaining inventory, along with raising additional debt and equity financing. Our revenue levels remain difficult to predict, and as we anticipate we will continue to sustain losses in the near term, we cannot assure investors that we will be successful in reaching break-even.

In September 2013, we entered into a supply agreement for assembly of our proprietary modules with Tianwei New Energy Co, Ltd., a panel supplier located in China. We began receiving product from Tianwei in February 2014 and stopped as of June 2014. In July 2014, we entered into a supply agreement for assembly of our proprietary modules with Auxin Solar, Inc., a panel supplier located in the United States. In December 2014, we began distributing panels from Auxin. In June 2015, we entered into a license agreement with Hyundai Heavy Industries Co., Ltd. whereby we granted Hyundai the right to produce Andalay compatible modules. Hyundai began shipping Andalay compatible modules as of May 2015. We do not have any commitment from Hyundai to produce Andalay compatible modules and Hyundai could terminate its relationship with us at any time. Although we believe we can find alternative suppliers for solar panels manufactured to our specifications, our operations would be disrupted unless we are able to rapidly secure alternative sources of supply from first tier bankable suppliers such as Hyundai, our inventory and revenue could diminish significantly, causing disruption to our operations.

The accompanying consolidated financial statements have been prepared assuming we will continue as a going concern. Our significant operating losses, negative cash flow from operations, and challenges in rapidly securing alternative sources of supply for solar panels, raise substantial uncertainty about our ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty, and contemplate the realization of assets and the settlement of liabilities and commitments in the normal course of business. There can be no assurance that we will be able to raise additional funds on commercially reasonable terms, if at all. There is uncertainty to our anticipated revenue levels and to the timing of cash receipts, which are needed to support our operations. As part of the shift to focus purely on our new strategy, ongoing revenues are expected to be minimal unless and until we can start to ramp up the licensing related sales. We expect this ramp up to occur no earlier than the Spring or Summer 2016 due to the long evaluation process that these installers customarily engage in as well as the seasonality of the solar industry with relatively lower sales in the Winter months. This delay is expected to make it more difficult for us to obtain equity and debt financing. We currently anticipate that we will retain all of our earnings, if any, for development of our business and repayment of historical debt and accounts payable, and do not anticipate paying any cash dividends on common stock in the foreseeable future.

Standard Product Warranty, Policy [Policy Text Block]

Manufacturer and Installation Warranties

The manufacturer directly warrants the solar panels and inverters for a range from 15 to 25 years. We warrant the balance of system components of our products against defects in material and workmanship for five years. We assist our customers in the event of a claim under the manufacturer warranty to replace a defective solar panel or inverter. The warranty liability for the material and the workmanship of the balance of system components of approximately $854,000 as of September 30, 2015 and $938,000 as of December 31, 2014, is included within “Accrued warranty” in the accompanying consolidated balance sheets. During the three and nine months ended September 30, 2015, we recorded an $81,000 favorable adjustment to accrued warranty as a reduction in warranty expense.

The liability for our warranty consists of the following:

	September 30, 2015	December 31, 2014
Beginning accrued warranty balance	$938,466	$1,312,918
Reduction for labor payments and claims made under the warranty	(107,669)	(75,966)
Adjustment to warranty liability for discontinued operations	—	(324,349)
Accruals related to warranties issued during the period	23,283	25,863
Ending accrued warranty balance	$854,080	$938,466

Significant Accounting Policies and Estimates [Policy Text Block]

Significant Accounting Policies and Estimates

There have been no material developments or changes to the significant accounting policies discussed in our 2014 Annual Report on Form 10-K or accounting pronouncements issued or adopted, except as described below.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations.